COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:      COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company’s facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending between 2019 and 2022.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:

2019	$428
2020	180
2021	179
$787

Rent expenses amounted to $1,593, $2,065and $2,062 for the years ended December 31, 2018, 2017 and 2016, respectively.

b.	Guarantees, indemnity and liens:

1.   The Company and its subsidiaries issued bank guaranties in the total amount of approximately $819 as a part of the ongoing terms of the contracts with existing customers and for tenders.

2.   The Company has bank guarantees of up to NIS 1,024 ($273 as of December 31, 2018) to the owners of its offices leases in Herzliya.

3.   Under the Fortress Agreement, the Company recorded a fix floating charge on all of the Company’s assets in favor of the Fortress, limited in amount, in order to secure long-term loan granted by them in favor of the Company.

c.	Litigation:
(1)

As part of the acquisition of the SmartID division of OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers’ license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI’s business activities. This matter is now subject to an arbitration proceeding. An appropriate provision is included in the financial statements.